Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

On April 7, 2018, NOVA changed its name to UBI Shenzhen Cross Border E-Commerce Co., Ltd. (“UBI Shenzhen”).

On May 1, 2018, UBI Delaware and UBI Hong Kong executed an Assignment Agreement whereby UBI Hong Kong assigned its rights and obligations under the HKPU Project agreement (see Note 11 above) to UBI Delaware.

From March 1, 2018 to April 30, 2018, Tony Liu advanced $65,000 to UBI Delaware, HK $1,600,000 (approximately $204,000) to UBI Hong Kong, and RBM 450,000 (approximately $71,000) to Nova, (now known as UBi Shenzhen) for the benefit of the Company.

NOTE 12 – SUBSEQUENT EVENTS

On October 2, 2017, the Company issued a total of 82,000 shares of Class A common stock to 4 individuals associated with the Company’s law firm for legal services rendered.

In September 2017, Nova entered into two lease agreements for office space in Shenzhen China. The first lease provides for monthly rent of RMB 12,353 or approximately $1,875 per month, and expires September 2020. The second lease provides for monthly rent of RMB 8,964 or approximately $1,320 per month and expires September 2019.